Interim consolidated income statement - GBP (£) £ in Thousands		3 Months Ended			6 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Interim consolidated income statement
Revenue		£ 208,612	£ 177,415	[1]	£ 343,638		£ 321,080	[1]
Operating expenses		(160,269)	(136,252)		(303,849)		(279,288)
(Loss)/profit on disposal of intangible assets		(4,349)	1,013		18,079		18,292
Operating profit		43,994	42,176	[1]	57,868		60,084	[1]
Finance costs		(7,131)	(4,533)		(12,946)		(5,534)
Finance income		785	170		1,474		388
Net finance costs		(6,346)	(4,363)		(11,472)		(5,146)
Profit before tax		37,648	37,813	[1]	46,396		54,938	[1]
Tax expense		(10,878)	(57,510)	[1]	(12,980)		(65,065)	[1]
Profit/(loss) for the period		£ 26,770	£ (19,697)	[1]	£ 33,416	£ (27,502)	£ (10,127)	[1]
Earnings/(loss) per share during the period:
Basic earnings/(loss) per share		£ 0.1627	£ (0.1200)	[1]	£ 0.2031		£ (0.0617)	[1]
Diluted earnings/(loss) per share	[2]	£ 0.1626	£ (0.1200)	[1]	£ 0.2029		£ (0.0617)	[1]

[1]	Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.
[2]	For the three and six months ended 31 December 2017 potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce their loss per share, and hence have been excluded.